FINANCIAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL OBLIGATIONS
Disclosure of Detailed Information about Financial Obligations [Text Block]

The following is a summary of the financial obligations of Grupo Aval as of December 31, 2020 and 2019:

	December		December
	31, 2020		31, 2019

Local Currency
Interbank funds
Overnight funds	Ps.	2,361	Ps.	9,027
Interbank funds purchased		202,219		1,595,504
Commitments to transfer open and closed repo operations		2,237,837		1,706,368
Commitments to transfer simultaneous operations		3,397,284		4,456,544
Commitments originated in short positions simultaneous operations		158,203		262,873
Total interbank funds	Ps.	5,997,904	Ps.	8,030,316
Borrowings from banks and others
Borrowings		1,858,618		2,192,128
Leases contracts		1,597,463		1,539,871
Bankers acceptances		—		17
Other financial obligations		7,899		—
Total borrowings from banks and others	Ps.	3,463,980	Ps.	3,732,016

Foreign currency
Interbank funds
Overnight funds		—		6,283
Interbank funds purchased		783,873		921,500
Commitments to transfer open and closed repo operations		397,867		282,380
Total interbank funds	Ps.	1,181,740	Ps.	1,210,163
Borrowings from banks and others
Borrowings		12,423,796		12,336,206
Leases contracts		1,428,270		1,493,631
Andean Development Corporation		268,889		551,198
Letters of credit		554,642		622,730
Bankers acceptances		1,378,310		1,008,485
Discoveries in bank current account		136,000		59,078
Other financial obligations		630		—
Total borrowings from banks and others	Ps.	16,190,537	Ps.	16,071,328
Total interbank borrowings, overnight funds and borrowings from banks and others	Ps.	26,834,161	Ps.	29,043,823

Disclosure of Detailed Information About Other Borrowings Explanatory [Text Block]

The details of the borrowings from these entities as of December 31, 2020, and 2019 and are as follows:

	Interest rates in force at cut off	December 31, 2020		December 31, 2019
Banco de Comercio Exterior - “BANCOLDEX”	Fix between 0.20% and 7.86%, DTF + 0.10% to 5.45%, IBR + 0.10% to 4.10%, LIBOR1 + 3.61%, LIBOR6 + 1.66% to 3.45%	Ps.	1,046,721	Ps.	1,326,045
Fondo para el Financiamiento del Sector Agropecuario - “FINAGRO”	Fix between 0.14% and 7.30%, DTF + 0.50% to 7.00% and IBR + 0.90% to 1.90%		327,902		338,195
Financiera de Desarrollo Territorial “FINDETER”	Fix between 0.08% and 7.09%, DTF + 1.00% to 4.80%, IBR + 0.40% to 4.10%, IPC + 0.50% and 5.00% and LIBOR6 + 3.14%		2,655,185		2,218,245
Total		Ps.	4,029,808	Ps.	3,882,485

Disclosure of detailed information about bond issued [Text Block]

		December		December
Issuer	Issue Date	31, 2020		31, 2019		Maturity Date	Interest Rate
Local Currency
Banco de Bogotá S.A.	24/09/2020	Ps.	300,011	Ps.	137,598	Between 24/09/2023 and 24/09/2025	IBR + 2.89% and Fixed 4.75%
Banco de Occidente S.A	Between 22/09/2011 and 20/08/2020		3,023,809		3,246,333	Between 08/05/2021 and 14/12/2032	CPI + 1.75% to 6.49%, IBR + 1.37%, Fixed between 5.71% and 7.55%
Corporación Financiera Colombiana S.A.	Between 27/08/2009 and 19/11/2020		3,287,717		2,895,156	Between 11/03/2022 and 19/11/2045	CPI + 2.16% to 5.99%, Fixed between 1.75% and 7.10%
Banco Popular S.A	Between 12/10/2016 and 04/02/2020		1,652,087		1,753,896	Between 08/05/2021 and 04/02/2027	CPI + 3.08% to 4.13%; Fixed between 5.88% and 8.10%
Grupo Aval Acciones y Valores S.A.	Between 03/12/2009 and 14/11/2019		1,129,634		1,201,189	Between 14/11/2024 and 28/06/2042	CPI + 3.69% to 5.20% and Fixed 6.42%
Peso denominated Total		Ps.	9,393,258	Ps.	9,234,172

Foreign Currency
Banco de Bogotá S.A. Under rule 144A.	Between 19/02/2013 and 03/08/2017		7,327,946		7,109,822	Between 19/02/2023 and 03/08/2027	Fixed between 4.38% to 6.25%
BAC Credomatic
El Salvador	Between 28/10/2016 and 19/08/2019		467,262		726,607	Between 28/10/2021 and 19/08/2024	Fixed between 5.80% to 5.85%
Honduras	Between 16/03/2018 and 29/12/2020		306,129		320,162	Between 16/03/2021 and 29/12/2025	Fixed between 3.20% to 9.50% and Banker rate between 3.50% to 7.50%
Panamá	Between el 11/07/2017 and 15/12/2020		1,713,174		—	Between el 11/01/2021 and 04/02/2025	Fixed between 2.00% to 5.00%
BAC Credomatic Total		Ps.	2,486,566	Ps.	1,046,769
Banco Bogotá and BAC Credomatic Total		Ps.	9,814,512	Ps.	8,156,591
Grupo Aval Limited	Between 19/09/2012 and 04/02/2020		6,845,536		3,268,629	Between 26/09/2022 and 04/02/2030	Fixed between 4.38% to 4.75%
Promigas S.A. and Gases del Pacífico S.A.C. Under rule 144A.	Between 16/10/2019 and 22/10/2020		1,707,490		1,258,876	Between 16/10/2029 and 22/10/2029	Fixed between 3.75% to 6.25%
Foreign Currency Total		Ps.	18,367,539	Ps.	12,684,096
Total of Bonds		Ps.	27,760,797	Ps.	21,918,268

Disclosure of detailed information About Future Maturities of Bonds [Text Block]

			Liabilities						Equity						Total
	Notes		Dividends payable		Bonds issued		Leases		Subscribed and paid-in capital		Additional paid-in capital		Non-controlling interest
Balance at December 31, 2017		Ps.	590,041	Ps.	19,102,196	Ps.	1,055,005	Ps.	22,281	Ps.	8,303,431	Ps.	9,564,584	Ps.	38,637,538
Cash flows from financing activities:
Dividens paid to shareholders			(1,128,535)		—		—		—		—		—		(1,128,535)
Dividens paid to non-controlling interest	26		(745,932)		—		—		—		—		—		(745,932)
Issuance of debt securities			—		1,095,892		—		—		—		—		1,095,892
Payment of outstanding debt securities			—		(1,139,897)		—		—		—		—		(1,139,897)
Issuance of shares	26		—		—		—		—		—		988,072		988,072
Equity transaction			—		—		—		—		(12,674)		(54,483)		(67,157)
Net cash used in financing activities		Ps.	(1,874,467)	Ps.	(44,005)	Ps.	—	Ps.	—	Ps.	(12,674)	Ps.	933,589	Ps.	(997,557)
Cash flows from operating activities:
Accrued interest			—		1,162,699		—		—		—		—		1,162,699
Interest paid			—		(922,968)		—		—		—		—		(922,968)
Other changes		Ps.	1,819,736	Ps.	842,429	Ps.	(31,416)	Ps.	—	Ps.	—	Ps.	(749,987)	Ps.	1,880,762
Total liabilities related to other changes		Ps.	1,819,736	Ps.	1,082,160	Ps.	(31,416)	Ps.	—	Ps.	—	Ps.	(749,987)	Ps.	2,120,493
Total equity related to other changes		Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	181,579	Ps.	2,016,453	Ps.	2,198,032
Balance at December 31, 2018		Ps.	535,310	Ps.	20,140,351	Ps.	1,023,589	Ps.	22,281	Ps.	8,472,336	Ps.	11,764,639	Ps.	41,958,506
Change in accounting policies on january 1, 2019			—		—		2,225,545		—		—		—		2,225,545
Cash flows from financing activities:
Dividens paid to shareholders			(1,266,920)		—		—		—		—		—		(1,266,920)
Dividens paid to non-controlling interest	26		(804,302)		—		—		—		—		—		(804,302)
Issuance of debt securities			—		3,130,254		—		—		—		—		3,130,254
Interest issuance of debt securities			—		18,633		—		—		—		—		18,633
Payment of outstanding debt securities			—		(1,544,225)		—		—		—		—		(1,544,225)
Leases			—		—		(362,334)		—		—		—		(362,334)
Equity transaction			—		—		—		—		(26,570)		(40,527)		(67,097)
Net cash used in financing activities		Ps.	(2,071,222)	Ps.	1,604,662	Ps.	(362,334)	Ps.	—	Ps.	(26,570)	Ps.	(40,527)	Ps.	(895,991)
Cash flows from operating activities:
Accrued interest			—		1,220,437		205,627		—		—		—		1,426,064
Interest paid			—		(1,103,218)		(194,589)		—		—		—		(1,297,808)
Other Changes		Ps.	2,167,023	Ps.	56,037	Ps.	135,665	Ps.	—	Ps.	—	Ps.	(830,160)	Ps.	1,528,564
Total liabilities related to other changes		Ps.	2,167,023	Ps.	173,255	Ps.	146,703	Ps.	—	Ps.	—	Ps.	(830,160)	Ps.	1,656,821
Total equity related to other changes		Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	2,603,750	Ps.	2,603,750
Balance at December 31, 2019		Ps.	631,111	Ps.	21,918,268	Ps.	3,033,502	Ps.	22,281	Ps.	8,445,766	Ps.	13,497,702	Ps.	47,548,631
Cash flows from financing activities:
Dividens paid to shareholders			(1,330,241)		—		—		—		—		—		(1,330,241)
Dividens paid to non-controlling interest	26		(946,034)		—		—		—		—		—		(946,034)
Issuance of debt securities			—		5,733,500		—		—		—		—		5,733,500
Interest issuance of debt securities			—		(7,180)		—		—		—		—		(7,180)
Payment of outstanding debt securities			—		(2,185,636)		—		—		—		—		(2,185,636)
Leases			—		—		(429,636)		—		—		—		(429,636)
Redemption of preferred shares			—		—		—		—		—		(379,320)		(379,320)
Equity transaction			—		—		—		—		(546)		(50,458)		(51,004)
Net cash used in financing activities		Ps.	(2,276,275)	Ps.	3,540,683	Ps.	(429,636)	Ps.	—	Ps.	(546)	Ps.	(429,778)	Ps.	404,449
Cash flows from operating activities:
Accrued interest			—		1,545,009		210,816		—		—		—		1,755,825
Interest paid			—		(1,503,675)		(191,924)		—		—		—		(1,695,599)
Other Changes		Ps.	2,294,038	Ps.	2,260,511	Ps.	402,975	Ps.	—	Ps.	—	Ps.	(957,391)	Ps.	4,000,134
Total liabilities related to other changes		Ps.	2,294,038	Ps.	2,301,845	Ps.	421,867	Ps.	—	Ps.	—	Ps.	(957,391)	Ps.	4,060,359
Total equity related to other changes		Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	25,650	Ps.	2,671,725	Ps.	2,697,375
Balance at December 31, 2020		Ps.	648,874	Ps.	27,760,797	Ps.	3,025,733	Ps.	22,281	Ps.	8,470,870	Ps.	14,782,259	Ps.	54,710,814